Notes to the consolidated statements of income - Cost of materials (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes to the consolidated statements of income
Cost of raw materials, supplies and purchased components	€ 3,959,216	€ 4,031,371	€ 3,395,895
Cost of purchased services	261,805	258,959	233,638
Cost of materials	€ 4,221,021	€ 4,290,330	€ 3,629,533